BUSINESS SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2021
BUSINESS SEGMENT INFORMATION
Segment revenue reconciles to statutory revenues from continuing operations

	2021	2020	2019
	$ million	$ million	$ million
Reportable segment revenue
Orthopaedics	2,156	1,917	2,222
Sports Medicine & ENT	1,560	1,333	1,536
Advanced Wound Management	1,496	1,310	1,380
Revenue from external customers	5,212	4,560	5,138

Disaggregation of revenue

The following table shows the disaggregation of Group revenue by product franchise:

	2021	2020	2019
	$ million	$ million	$ million
Revenue by product from continuing operations
Knee Implants	876	822	1,042
Hip Implants	612	567	613
Other Reconstruction	92	68	79
Trauma & Extremities	576	460	488
Orthopaedics	2,156	1,917	2,222
Sports Medicine Joint Repair	839	710	794
Arthroscopic Enabling Technologies	590	517	591
ENT (Ear, Nose and Throat)	131	106	151
Sports Medicine & ENT	1,560	1,333	1,536
Advanced Wound Care	731	647	701
Advanced Wound Bioactives	496	431	436
Advanced Wound Devices	269	232	243
Advanced Wound Management	1,496	1,310	1,380
Consolidated revenue from continuing operations	5,212	4,560	5,138

The following table shows the disaggregation of Group revenue by geographic market and product category. The disaggregation of revenue into the two product categories below reflects that in general the products in the Advanced Wound Management franchises are sold to wholesalers and intermediaries, while products in the other franchises are sold directly to hospitals, ambulatory surgery centers and distributors. The further disaggregation of revenue by Established Markets and Emerging Markets reflects that in general our products are sold through distributors and intermediaries in the Emerging Markets while in the Established Markets, with the exception of the Advanced Wound Care and Bioactives franchises, products are in general sold direct to hospitals and ambulatory surgery centers. The disaggregation by Established Markets and Emerging Markets also reflects their differing economic factors including volatility in growth and outlook.

			2021			2020			2019
	Established Markets[1]	Emerging Markets	Total	Established Markets[1]	Emerging Markets	Total	Established Markets[1]	Emerging Markets	Total
	$ million	$ million	$ million	$ million	$ million	$ million	$ million	$ million	$ million
Orthopaedics, Sports Medicine & ENT	2,969	747	3,716	2,619	631	3,250	2,986	772	3,758
Advanced Wound Management	1,327	169	1,496	1,170	140	1,310	1,195	185	1,380
Total	4,296	916	5,212	3,789	771	4,560	4,181	957	5,138

1	Established Markets comprises the US, Australia, Canada, Europe, Japan and New Zealand.

Trading profit reconciles to operating profit

Segment trading profit is reconciled to the statutory measure below:

	2021	2020	2019
	$ million	$ million	$ million
Segment profit
Orthopaedics	367	389	666
Sports Medicine & ENT	459	306	489
Advanced Wound Management	474	316	370
Segment trading profit	1,300	1,011	1,525
Corporate costs	(364)	(328)	(356)
Group trading profit	936	683	1,169
Acquisition and disposal related items	(7)	(4)	(32)
Restructuring and rationalisation expenses	(113)	(124)	(134)
Amortisation and impairment of acquisition intangibles	(172)	(171)	(143)
Legal and other	(51)	(89)	(45)
Group operating profit	593	295	815

Assets and liabilities by geographic location

	2021	2020	2019
	$ million	$ million	$ million
United Kingdom	541	403	385
United States of America	4,125	4,093	4,034
Other	1,447	1,517	1,405
Total non-current assets of the consolidated Group[1]	6,113	6,013	5,824